SCHEDULE OF CURRENCY EXCHANGE RATES (Details) - USD [Member]	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Exchange rate	0.7379	0.7580
Year End Rate [Member]
Debt Instrument [Line Items]
Exchange rate	0.7379	0.7580	0.7460
Average Rate [Member]
Debt Instrument [Line Items]
Exchange rate	0.7425	0.7447	0.7259